Employees and remuneration of key management personnel - Narratives (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) director	Dec. 31, 2020 GBP (£) director
Employees and remuneration of key management personnel
Number of GSK Group nominated directors responsible to manage Consumer Healthcare business and also undertake a variety of work relating to the wider GSK Group | director	2	3
Directors remuneration in respect of their services to the Company | £	£ 0	£ 0